Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Additional details on Income taxes [line items]
Effective tax rate	22.20%	20.50%
Deferred tax assets	$ 2,011	$ 2,579	$ 2,027
Unused tax losses	384	389
Tax credits	207	305
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	20,000	22,000
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	434
2012, 2013, and 2014 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	756
2015 and 2016 taxation years [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	635
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets	242	204
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses	0	0
Tax credits	0	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses	2	10
Tax credits	115	143
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses	382	379
Tax credits	$ 92	$ 162